UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/14

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                                    DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Large Cap Equity Fund

-          Dreyfus Large Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Large Cap Equity Fund

SEMIANNUAL REPORT June 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
28	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Large Cap Equity Fund’s Class A shares achieved a total return of 7.15%, Class C shares returned 6.77%, and Class I shares returned 7.34%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), produced a total return of 7.12% for the same period.2

Stocks continued to rally over the reporting period as the U.S. economic recovery regained momentum.The fund’s Class A and Class I shares outperformed the fund’s benchmark due to strong security selections in the health care, information technology, and energy sectors.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political, and social trends and their implications for different market and industry sectors. Using a bottom-up approach, fundamental research is used to identify companies with characteristics such as: earnings power unrecognized by the market, sustainable revenue and cash flow growth, positive operational and/or financial catalysts, attractive relative value versus history and peers, and strong or improving financial condition.

Stocks Climbed Despite Economic Uncertainty

U.S. stocks generally recovered over the reporting period after a steep sell-off in January stemming from the tapering of the Federal Reserve Board’s (the “Fed”) quantitative easing program and economic instability in the emerging markets. In addition, U.S. GDP contracted at an annualized rate of 2.1% over the first quarter

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of 2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, reduced export activity and slowing inventory accumulation by businesses.

However, stocks subsequently rebounded, with the S&P 500 Index climbing to a series of new record highs through the end of June as the economic recovery got back on track. Investors also responded positively to expectations that the Fed would keep short-term interest rates low even when labor markets, manufacturing activity, and other economic indicators improved markedly in the spring.

In this environment, market sentiment shifted over the first half of the year when investors turned their attention from smaller, more speculative companies to well-established, large-cap stocks. This change was motivated, in part, by rising demand for dividend-paying stocks after yields of longer term U.S.Treasury securities moderated during the economic soft patch.

Security Selections Buoyed Fund Performance

The fund participated fully in the market’s gains over the reporting period, supported by favorable security selections in the health care sector. Specialty biopharmaceutical developer Shire reported higher earnings after a new management team restructured the company and it received an acquisition offer. Multi-specialty health care company Allergan gained value in the midst of a hostile takeover attempt.Teva Pharmaceutical Industries hired a new CEO, who accelerated restructuring plans. Generic pharmaceutical producer Actavis acquired a branded drug developer that is expected to be accretive to earnings.

In the information technology sector, semiconductor maker Micron Technology benefited from a consolidating industry and a stable pricing environment. Specialty chip producer Avago Technologies saw rising sales of semiconductors used in smartphones. Cloud-based services provider ServiceNow benefited from greater adoption by businesses of decentralized data management. Among energy companies, land drilling contractor Nabors Industries and oil field service providers Halliburton and Schlumberger advanced amid a shale oil production boom in North America, while oil-and-gas producer Southwestern Energy achieved impressive natural gas production growth in the Marcellus shale formation.

4

On a more negative note, the fund encountered shortfalls in the financials sector, where mortgage servicer Ocwen Financial was hurt when regulators delayed its acquisition of a mortgage servicing portfolio from another company. Custodial bank State Street and stock exchange IntercontinentalExchange Group were hurt by lower trading volumes in U.S. equity markets. In the consumer discretionary sector, apparel producer PVH Corp. struggled with weak consumer spending during the first quarter of 2014, and Internet retailer Amazon.com suffered when growth stocks fell out of favor and competitive pressures intensified in its Amazon Web Services business. Finally, the fund held underweighted exposure to utilities and did not participate fully in their relative strength.

Maintaining a Disciplined Investment Approach

We have been encouraged by recent economic data, which suggest that the economic recovery is likely to accelerate. Therefore, we have maintained an emphasis on companies that tend to be relatively sensitive to changing economic conditions.We also have continued to seek companies benefiting from secular growth trends and efforts by management to boost earnings growth.

July 15, 2014

Please note, any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an agreement through May 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.91	$ 9.74	$ 3.96
Ending value (after expenses)	$ 1,071.50	$ 1,067.70	$ 1,073.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.76	$ 9.49	$ 3.86
Ending value (after expenses)	$ 1,019.09	$ 1,015.37	$ 1,020.98

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C and .77%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2014 (Unaudited)

Common Stocks—99.7%	Shares		Value ($)
Automobiles & Components—2.3%
Harley-Davidson	79,290		5,538,407
Johnson Controls	89,990		4,493,201
			10,031,608
Banks—5.6%
JPMorgan Chase & Co.	109,720		6,322,066
Ocwen Financial	118,150	[a]	4,383,365
PNC Financial Services Group	56,670		5,046,464
Wells Fargo & Co.	165,600		8,703,936
			24,455,831
Capital Goods—9.9%
Caterpillar	43,840		4,764,093
Dover	74,060		6,735,757
Eaton	82,700		6,382,786
General Electric	231,630		6,087,236
Honeywell International	67,170		6,243,452
Ingersoll-Rand	114,400		7,151,144
United Technologies	52,670		6,080,752
			43,445,220
Consumer Durables & Apparel—1.2%
PVH	44,050		5,136,230
Consumer Services—2.5%
Las Vegas Sands	63,060		4,806,433
Yum! Brands	75,370		6,120,044
			10,926,477
Diversified Financials—6.8%
Capital One Financial	88,860		7,339,836
IntercontinentalExchange Group	41,020		7,748,678
Invesco	202,146		7,631,011
State Street	105,770		7,114,090
			29,833,615
Energy—12.8%
Chevron	65,730		8,581,051
Devon Energy	77,100		6,121,740
Eclipse Resources	12,110	[a]	304,324
Exxon Mobil	64,080		6,451,574

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Halliburton	75,370		5,352,024
Nabors Industries	269,350		7,910,809
National Oilwell Varco	50,000		4,117,500
Parsley Energy, Cl. A	110,790	[a]	2,666,715
Schlumberger	45,270		5,339,597
Southwestern Energy	94,050	[a]	4,278,335
Valero Energy	101,830		5,101,683
			56,225,352
Food & Staples Retailing—1.0%
Costco Wholesale	40,160		4,624,826
Food, Beverage & Tobacco—7.2%
Anheuser-Busch InBev, ADR	40,110		4,610,243
Mead Johnson Nutrition	48,740		4,541,106
Mondelez International, Cl. A	137,240		5,161,596
Monster Beverage	70,090	[a]	4,978,493
PepsiCo	94,730		8,463,178
Philip Morris International	46,860		3,950,767
			31,705,383
Health Care Equipment & Services—3.2%
Abbott Laboratories	125,170		5,119,453
Cardinal Health	65,640		4,500,278
HCA Holdings	79,040	[a]	4,456,275
			14,076,006
Household & Personal Products—.7%
Procter & Gamble	38,645		3,037,111
Insurance—3.7%
Aflac	85,570		5,326,732
Aon	60,750		5,472,967
Fidelity National Financial, Cl. A	161,300		5,284,188
			16,083,887
Materials—2.7%
Celanese, Ser. A	75,800		4,872,424

8

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Freeport-McMoRan Copper & Gold	79,300		2,894,450
Nucor	81,100		3,994,175
			11,761,049
Media—3.0%
Comcast, Cl. A	140,140		7,522,715
Walt Disney	64,640		5,542,234
			13,064,949
Pharmaceuticals, Biotech & Life Sciences—11.3%
Actavis	20,610	[a]	4,597,060
Alexion Pharmaceuticals	12,400	[a]	1,937,500
Amgen	19,300		2,284,541
Biogen Idec	11,000	[a]	3,468,410
Bristol-Myers Squibb	63,130		3,062,436
Gilead Sciences	55,060	[a]	4,565,025
Johnson & Johnson	53,440		5,590,893
Merck & Co.	106,420		6,156,397
Pfizer	149,900		4,449,032
Shire, ADR	24,690		5,814,248
Teva Pharmaceutical Industries, ADR	69,750		3,656,295
Thermo Fisher Scientific	34,560		4,078,080
			49,659,917
Retailing—2.3%
Amazon.com	18,500	[a]	6,008,430
Lowe’s	90,810		4,357,972
			10,366,402
Semiconductors & Semiconductor Equipment—4.2%
Avago Technologies	118,910		8,569,844
Micron Technology	305,840	[a]	10,077,428
			18,647,272
Software & Services—8.6%
Adobe Systems	91,690	[a]	6,634,688
Facebook, Cl. A	96,190	[a]	6,472,625

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. A	12,260	[a]	7,168,054
Google, Cl. C	4,660	[a]	2,680,805
salesforce.com	106,010	[a]	6,157,061
ServiceNow	98,800	[a]	6,121,648
Yahoo!	69,030	[a]	2,425,024
			37,659,905
Technology Hardware & Equipment—6.9%
Apple	196,560		18,266,321
Corning	97,880		2,148,466
Seagate Technology	82,710		4,699,582
TE Connectivity	81,690		5,051,710
			30,166,079
Telecommunication Services—.9%
AT&T	57,750		2,042,040
Verizon Communications	41,060		2,009,066
			4,051,106
Transportation—.8%
Union Pacific	33,800		3,371,550
Utilities—2.1%
CenterPoint Energy	205,850		5,257,409
Sempra Energy	40,450		4,235,520
			9,492,929
Total Common Stocks
(cost $362,782,557)			437,822,704

10

Other Investment—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,446,760)	1,446,760 [b]	1,446,760

Total Investments (cost $364,229,317)	100.0%	439,269,464
Cash and Receivables (Net)	.0%	88,411
Net Assets	100.0%	439,357,875

ADR—American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	12.8	Media	3.0
Pharmaceuticals, Biotech &		Materials	2.7
Life Sciences	11.3	Consumer Services	2.5
Capital Goods	9.9	Automobiles & Components	2.3
Software & Services	8.6	Retailing	2.3
Food, Beverage & Tobacco	7.2	Utilities	2.1
Technology Hardware & Equipment	6.9	Consumer Durables & Apparel	1.2
Diversified Financials	6.8	Food & Staples Retailing	1.0
Banks	5.6	Telecommunication Services	.9
Semiconductors & Semiconductor		Transportation	.8
Equipment	4.2	Household & Personal Products	.7
Insurance	3.7	Money Market Investment	.3
Health Care Equipment & Services	3.2		100.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		362,782,557	437,822,704
Affiliated issuers		1,446,760	1,446,760
Cash			246,519
Dividends receivable			388,497
Receivable for shares of Common Stock subscribed			176,579
Prepaid expenses			20,176
			440,101,235
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			268,594
Payable for shares of Common Stock redeemed			432,060
Accrued expenses			42,706
			743,360
Net Assets ($)			439,357,875
Composition of Net Assets ($):
Paid-in capital			364,745,288
Accumulated undistributed investment income—net			1,768,294
Accumulated net realized gain (loss) on investments			(2,195,854)
Accumulated net unrealized appreciation
(depreciation) on investments			75,040,147
Net Assets ($)			439,357,875

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,966,549	326,254	437,065,072
Shares Outstanding	122,543	20,076	25,939,667
Net Asset Value Per Share ($)	16.05	16.25	16.85
See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014

Investment Income ($):
Income:
Cash dividends (net of $27,210 foreign taxes withheld at source):
Unaffiliated issuers	3,335,230
Affiliated issuers	1,772
Income from securities lending—Note 1(b)	4,636
Total Income	3,341,638
Expenses:
Management fee—Note 3(a)	1,419,317
Professional fees	40,840
Custodian fees—Note 3(c)	40,209
Registration fees	20,377
Directors’ fees and expenses—Note 3(d)	17,888
Shareholder servicing costs—Note 3(c)	14,216
Prospectus and shareholders’ reports	6,638
Loan commitment fees—Note 2	1,442
Distribution fees—Note 3(b)	931
Miscellaneous	10,640
Total Expenses	1,572,498
Less—reduction in expenses due to undertaking—Note 3(a)	(276)
Less—reduction in fees due to earnings credits—Note 3(c)	(30)
Net Expenses	1,572,192
Investment Income—Net	1,769,446
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	22,043,058
Net unrealized appreciation (depreciation) on investments	6,605,019
Net Realized and Unrealized Gain (Loss) on Investments	28,648,077
Net Increase in Net Assets Resulting from Operations	30,417,523

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	1,769,446	2,894,535
Net realized gain (loss) on investments	22,043,058	34,399,554
Net unrealized appreciation
(depreciation) on investments	6,605,019	39,436,409
Net Increase (Decrease) in Net Assets
Resulting from Operations	30,417,523	76,730,498
Dividends to Shareholders from ($):
Investment income—net:
Class A	(9,158)	(5,771)
Class C	—	(1,642)
Class I	(2,885,964)	(2,796,096)
Total Dividends	(2,895,122)	(2,803,509)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	486,781	995,589
Class C	133,939	247,217
Class I	64,467,127	172,180,663
Dividends reinvested:
Class A	8,324	4,986
Class C	—	1,435
Class I	596,253	690,049
Cost of shares redeemed:
Class A	(146,712)	(436,057)
Class C	(112,868)	(210,386)
Class I	(38,038,245)	(90,449,110)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	27,394,599	83,024,386
Total Increase (Decrease) in Net Assets	54,917,000	156,951,375
Net Assets ($):
Beginning of Period	384,440,875	227,489,500
End of Period	439,357,875	384,440,875
Undistributed investment income—net	1,768,294	2,893,970

14

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	31,957	76,054
Shares issued for dividends reinvested	551	405
Shares redeemed	(9,672)	(34,432)
Net Increase (Decrease) in Shares Outstanding	22,836	42,027
Class Ca
Shares sold	8,635	18,013
Shares issued for dividends reinvested	—	114
Shares redeemed	(7,443)	(15,228)
Net Increase (Decrease) in Shares Outstanding	1,192	2,899
Class I
Shares sold	4,070,295	12,126,494
Shares issued for dividends reinvested	37,619	53,492
Shares redeemed	(2,375,407)	(6,936,847)
Net Increase (Decrease) in Shares Outstanding	1,732,507	5,243,139

a During the period ended December 31, 2013, 3,922 Class C shares representing $52,365 were exchanged for
3,985 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value,
beginning of period	15.06		11.38	9.79	10.45	9.14		7.16
Investment Operations:
Investment income—net[a]	.04		.11	.11	.06	.03		.05
Net realized and unrealized
gain (loss) on investments	1.03		3.69	1.54	(.66)	1.35		1.93
Total from Investment Operations	1.07		3.80	1.65	(.60)	1.38		1.98
Distributions:
Dividends from
investment income—net	(.08)		(.12)	(.06)	(.06)	(.08)		—
Settlement payment from
unaffiliated third party	—		—	—	—	.01		—
Net asset value, end of period	16.05		15.06	11.38	9.79	10.45		9.14
Total Return (%)[b]	7.15	[c]	33.64	16.90	(5.78)	15.23	[d]	27.62
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	[e]	1.19	1.30	1.34	2.04		3.75
Ratio of net expenses
to average net assets	1.15	[e]	1.13	1.25	1.17	1.50		1.50
Ratio of net investment income
to average net assets	.51	[e]	.81	.96	.56	.30		.61
Portfolio Turnover Rate	29.96	[c]	66.65	34.07	47.87	43.92		59.68
Net Assets, end of period
($ x 1,000)	1,967		1,501	657	503	374		262

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d If settlement payment from an unaffiliated third party was not made, total return would have been 15.12%.
e Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2014				Year Ended December 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.22		11.57	9.97	10.68	9.40	7.38
Investment Operations:
Investment income (loss)—net[a]	(.02)		.01	.03	(.03)	(.02)	(.00)[b]
Net realized and unrealized
gain (loss) on investments	1.05		3.74	1.57	(.66)	1.39	2.02
Total from Investment Operations	1.03		3.75	1.60	(.69)	1.37	2.02
Distributions:
Dividends from
investment income—net	—		(.10)	—	(.02)	(.09)	—
Settlement payment from
unaffiliated third party	—		—	—	—	.00 [b]	—
Net asset value, end of period	16.25		15.22	11.57	9.97	10.68	9.40
Total Return (%)[c]	6.77	[d]	32.57	16.05	(6.47)	14.69 [e]	27.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.12	[f]	2.03	2.21	2.04	2.02	2.26
Ratio of net expenses
to average net assets	1.90	[f]	1.90	2.02	2.00	1.98	2.02
Ratio of net investment income
(loss) to average net assets	(.23)[f]		.07	.31	(.24)	(.18)	(.02)
Portfolio Turnover Rate	29.96	[d]	66.65	34.07	47.87	43.92	59.68
Net Assets, end of period
($ x 1,000)	326		287	185	94	55	37

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e The impact of the settlement payment from an unaffiliated third party on total return amounted to less than .01%.
f Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value,
beginning of period	15.81		11.95	10.26	10.95	9.55		7.40
Investment Operations:
Investment income—net[a]	.07		.16	.16	.10	.10		.11
Net realized and unrealized
gain (loss) on investments	1.08		3.88	1.63	(.69)	1.41		2.04
Total from Investment Operations	1.15		4.04	1.79	(.59)	1.51		2.15
Distributions:
Dividends from
investment income—net	(.11)		(.18)	(.10)	(.10)	(.12)		—
Settlement payment from
unaffiliated third party	—		—	—	—	.01		—
Net asset value, end of period	16.85		15.81	11.95	10.26	10.95		9.55
Total Return (%)	7.34	[b]	34.12	17.46	(5.46)	16.09	[c]	29.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.77	[d]	.78	.81	.81	.80		.86
Ratio of net expenses
to average net assets	.77	[d]	.78	.81	.81	.77		.78
Ratio of net investment income
to average net assets	.87	[d]	1.14	1.39	.92	1.02		1.37
Portfolio Turnover Rate	29.96	[b]	66.65	34.07	47.87	43.92		59.68
Net Assets, end of period
($ x 1,000)	437,065		382,652	226,648	168,688	194,970		184,456

a Based on average shares outstanding at each month end.
b Not annualized.
c If settlement payment from an unaffiliated third party was not made, total return would have been 15.99%.
d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	415,172,074	—	—	415,172,074
Equity Securities—
Foreign
Common Stocks†	22,650,630	—	—	22,650,630
Mutual Funds	1,446,760	—	—	1,446,760

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,

22

the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of New York Mellon earned $1,523 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	7,247,616	45,234,999	51,035,855	1,446,760.3
Dreyfus
Institutional
Cash
Advantage
Fund	1,930,400	12,359,084	14,289,484	—	—
Total	9,178,016	57,594,083	65,325,339	1,446,760.3

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

24

The fund has an unused capital loss carryover of $24,105,055 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $2,803,509. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from January 1, 2014 through May 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $276 during the period ended June 30, 2014.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2014, the Distributor retained $500 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2014, Class C shares were charged $931 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2014, Class A and Class C shares were charged $2,121 and $310, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $7,358 for transfer agency services and $357 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $30.

26

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $40,209 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $250,793, Distribution Plan fees $186, Shareholder Services Plan fees $460, custodian fees $11,344, Chief Compliance Officer fees $2,209 and transfer agency fees $3,627 which are offset against an expense reimbursement currently in effect in the amount of $25.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $158,467,275 and $121,006,510, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $75,040,147, consisting of $77,958,087 gross unrealized appreciation and $2,917,940 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

28

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and noted that the fund’s performance was above the return of the benchmark in seven of the ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2015, so that annual direct fund operating expenses (excluding

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the

30

Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

32

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
28	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Large Cap Growth Fund’s Class A shares achieved a total return of 7.88%, Class C shares returned 7.56%, and Class I shares returned 7.96%.1 In comparison, the Russell 1000® Growth Index, the fund’s benchmark, produced a total return of 6.31%.2

Stocks continued to rally over the reporting period as the U.S. economic recovery regained momentum. The fund outperformed its benchmark due to strong security selections in the information technology, consumer staples, health care, and energy sectors.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund’s investment philosophy is based on the premise that earnings growth is the primary determinant of long-term stock appreciation.With this, we use an approach that combines top-down and bottom-up analysis, so stock selection and sector allocation are both factors in determining the fund’s holdings. Fundamental financial analysis is used to identify companies with characteristics such as: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

Stocks Climbed Despite Economic Uncertainty

U.S. stocks generally recovered over the reporting period after a steep sell-off in January stemming from the tapering of the Federal Reserve Board’s (the “Fed”) quantitative easing program and economic instability in the emerging markets. In addition, U.S. GDP contracted at an annualized rate of 2.1% over the first quarter of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, reduced export activity and slowing inventory accumulation by businesses.

However, stocks subsequently rebounded, with the S&P 500® Index climbing to a series of new record highs through the end of June as the economic recovery got back on track. Investors also responded positively to expectations that the Fed would keep short-term interest rates low even when labor markets, manufacturing activity, and other economic indicators improved markedly in the spring.

In this environment, market sentiment shifted over the first half of the year when investors turned their attention from smaller, more speculative companies to well-established, large-cap stocks.This change was motivated, in part, by rising demand for dividend-paying stocks after yields of longer term U.S.Treasury securities moderated during the economic soft patch.

Security Selections Buoyed Fund Performance

The fund participated fully in the market’s gains over the reporting period. In the information technology sector, semiconductor maker Micron Technology benefited from a consolidating industry and a stable pricing environment, specialty chip producers Avago Technologies and Skyworks Solutions saw rising sales of semiconductors used in smartphones, and Freescale Semiconductor encountered rising demand from automakers and other industrial customers. Among consumer staples holdings, the acquisitions of food producer Hillshire Brands and alcoholic beverages maker Beam Global Spirits & Wine boosted relative results.

In the health care sector, specialty biopharmaceutical developer Shire reported higher earnings after a new management team restructured the company and it received an acquisition offer. Multi-specialty health care company Allergan gained value in the midst of a hostile takeover attempt. Generic pharmaceutical producer Actavis acquired a branded drug developer that is expected to be accretive to earnings.Among energy companies, oil field service providers Halliburton and Baker Hughes advanced amid a shale oil production boom in North America, while oil-and-gas producer EOG Resources achieved impressive production growth. Refiner Valero Energy benefited from lower input costs and a plan to shift some assets to a master limited partnership.

4

The fund encountered shortfalls in the financials sector, where mortgage servicer Ocwen Financial was hurt when regulators delayed its acquisition of a mortgage servicing portfolio from another company, and stock exchange IntercontinentalExchange Group saw lower trading volumes in U.S. equity markets. In the materials sector, steel and steel products manufacturer Nucor lost value due to sluggish demand for steel used in non-residential construction, and the company struggled with operational issues in a new plant.

Maintaining a Constructive Investment Posture

We have been encouraged by recent economic data, which suggest that the economic recovery is likely to accelerate. Therefore, we have maintained an emphasis on companies that tend to be relatively sensitive to changing economic conditions. We also have continued to seek companies benefiting from secular growth trends and efforts by management to boost earnings growth.The fund ended the reporting period with overweighted exposure to the energy, health care, industrials, and information technology sectors, but fewer stocks met our investment criteria in the consumer staples, telecommunications services, and utilities sectors.

July 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Russell 1000® Growth Index is an unmanaged index that measures the performance of those
Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.93	$ 9.78	$ 4.64
Ending value (after expenses)	$ 1,078.80	$ 1,075.60	$ 1,079.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.76	$ 9.49	$ 4.51
Ending value (after expenses)	$ 1,019.09	$ 1,015.37	$ 1,020.33

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C and .90%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2014 (Unaudited)

Common Stocks—98.9%	Shares		Value ($)
Automobiles & Components—2.0%
Harley-Davidson	4,450		310,832
Johnson Controls	5,460		272,618
			583,450
Banks—1.4%
Ocwen Financial	4,890	[a]	181,419
Wells Fargo & Co.	4,000		210,240
			391,659
Capital Goods—10.0%
Boeing	3,300		419,859
Caterpillar	3,460		375,998
Dover	5,700		518,415
Honeywell International	6,370		592,091
Ingersoll-Rand	9,060		566,341
United Technologies	3,290		379,830
			2,852,534
Consumer Durables & Apparel—2.9%
NIKE, Cl. B	6,920		536,646
PVH	2,600		303,160
			839,806
Consumer Services—2.1%
Las Vegas Sands	7,760		591,467
Diversified Financials—1.7%
IntercontinentalExchange Group	1,000		188,900
Invesco	7,728		291,732
			480,632
Energy—7.4%
Baker Hughes	4,200		312,690
Devon Energy	4,500		357,300
Eclipse Resources	890		22,366

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
EOG Resources	3,360		392,650
Gulfport Energy	4,990	[a]	313,372
Halliburton	4,370		310,314
Parsley Energy, Cl. A	7,710		185,580
Valero Energy	4,280		214,428
			2,108,700
Food & Staples Retailing—1.5%
Costco Wholesale	3,580		412,273
Food, Beverage & Tobacco—6.7%
Mead Johnson Nutrition	4,800		447,216
Mondelez International, Cl. A	4,580		172,254
Monster Beverage	5,050	[a]	358,701
PepsiCo	6,590		588,751
Philip Morris International	3,910		329,652
			1,896,574
Health Care Equipment &
Services—1.8%
AmerisourceBergen	3,370		244,864
HCA Holdings	4,970	[a]	280,209
			525,073
Household & Personal Products—1.9%
Colgate-Palmolive	4,030		274,765
Procter & Gamble	3,320		260,919
			535,684
Materials—3.4%
Celanese, Ser. A	4,800		308,544
Nucor	7,300		359,525
Praxair	2,260		300,218
			968,287
Media—4.4%
Comcast, Cl. A	10,300		552,904
Discovery Communications, Cl. A	3,600	[a]	267,408

8

Common Stocks (continued)	Shares		Value ($)
Media (continued)
Walt Disney	5,100		437,274
			1,257,586
Pharmaceuticals, Biotech &
Life Sciences—12.5%
ACADIA Pharmaceuticals	7,465	[a,b]	168,634
Actavis	1,950	[a]	434,948
Alexion Pharmaceuticals	1,200	[a]	187,500
Allergan	800		135,376
Amgen	2,260		267,516
Biogen Idec	1,180	[a]	372,066
Bristol-Myers Squibb	8,280		401,663
Celgene	2,540	[a]	218,135
Gilead Sciences	4,560	[a]	378,070
Incyte	3,880	[a]	218,987
Shire, ADR	2,370		558,111
Thermo Fisher Scientific	2,010		237,180
			3,578,186
Real Estate—.7%
DDR	11,610	[c]	204,684
Retailing—6.3%
Amazon.com	1,920	[a]	623,578
Lowe’s	10,710		513,973
Tiffany & Co.	3,400		340,850
TripAdvisor	2,980	[a]	323,807
			1,802,208
Semiconductors & Semiconductor
Equipment—5.4%
Avago Technologies	6,240		449,717
Freescale Semiconductor	9,930	[a]	233,355
Micron Technology	20,440	[a]	673,498
Skyworks Solutions	4,120		193,475
			1,550,045

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services—15.5%
Adobe Systems	5,110	[a]	369,760
Electronic Arts	7,850	[a]	281,580
Facebook, Cl. A	9,060	[a]	609,647
Google, Cl. A	1,130	[a]	660,677
Google, Cl. C	112	[a]	64,431
LinkedIn, Cl. A	3,060	[a]	524,698
Microsoft	16,960		707,232
NetSuite	3,940	[a]	342,307
Oracle	3,320		134,560
salesforce.com	5,890	[a]	342,091
ServiceNow	6,160	[a]	381,674
			4,418,657
Technology Hardware &
Equipment—9.1%
Apple	19,740		1,834,438
Ciena	14,900	[a,b]	322,734
QUALCOMM	5,180		410,256
SanDisk	370		38,639
			2,606,067
Telecommunication Services—.5%
Verizon Communications	2,630		128,686
Transportation—1.7%
Union Pacific	4,860		484,785
Total Common Stocks
(cost $19,900,130)			28,217,043

Other Investment—.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,630)	20,630	[d]	20,630

10

Investment of Cash Collateral
for Securities Loaned—1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $494,393)	494,393 [d]	494,393
Total Investments (cost $20,415,153)	100.7%	28,732,066
Liabilities, Less Cash and Receivables	(.7%)	(193,028)
Net Assets	100.0%	28,539,038

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2014, the value of the fund’s securities on loan was $486,447 and the value of the collateral held by the fund was $494,393.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	15.5	Consumer Services	2.1
Pharmaceuticals,		Automobiles & Components	2.0
Biotech & Life Sciences	12.5	Household & Personal Products	1.9
Capital Goods	10.0	Health Care Equipment & Services	1.8
Technology Hardware & Equipment	9.1	Money Market Investments	1.8
Energy	7.4	Diversified Financials	1.7
Food, Beverage & Tobacco	6.7	Transportation	1.7
Retailing	6.3	Food & Staples Retailing	1.5
Semiconductors &		Banks	1.4
Semiconductor Equipment	5.4	Real Estate	.7
Media	4.4	Telecommunication Services	.5
Materials	3.4
Consumer Durables & Apparel	2.9		100.7

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $486,447)—Note 1(b):
Unaffiliated issuers		19,900,130	28,217,043
Affiliated issuers		515,023	515,023
Cash			1,839
Receivable for investment securities sold			300,339
Dividends and securities lending income receivable			22,980
Receivable for shares of Common Stock subscribed			29
Prepaid expenses			20,649
			29,077,902
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			19,261
Liability for securities on loan—Note 1(b)			494,393
Accrued expenses			25,210
			538,864
Net Assets ($)			28,539,038
Composition of Net Assets ($):
Paid-in capital			17,816,600
Accumulated undistributed investment income—net			42,373
Accumulated net realized gain (loss) on investments			2,363,152
Accumulated net unrealized appreciation
(depreciation) on investments			8,316,913
Net Assets ($)			28,539,038

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,212,419	438,900	24,887,719
Shares Outstanding	337,910	47,114	2,559,974
Net Asset Value Per Share ($)	9.51	9.32	9.72

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	168,713
Affiliated issuers	92
Income from securities lending—Note 1(b)	1,025
Total Income	169,830
Expenses:
Management fee—Note 3(a)	96,827
Professional fees	24,501
Registration fees	20,520
Shareholder servicing costs—Note 3(c)	8,761
Custodian fees—Note 3(c)	5,695
Prospectus and shareholders’ reports	3,658
Distribution fees—Note 3(b)	1,259
Directors’ fees and expenses—Note 3(d)	1,079
Loan commitment fees—Note 2	100
Miscellaneous	7,333
Total Expenses	169,733
Less—reduction in expenses due to undertaking—Note 3(a)	(40,577)
Less—reduction in fees due to earnings credits—Note 3(c)	(18)
Net Expenses	129,138
Investment Income—Net	40,692
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,375,650
Net unrealized appreciation (depreciation) on investments	(280,693)
Net Realized and Unrealized Gain (Loss) on Investments	2,094,957
Net Increase in Net Assets Resulting from Operations	2,135,649

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	40,692	147,708
Net realized gain (loss) on investments	2,375,650	3,087,641
Net unrealized appreciation
(depreciation) on investments	(280,693)	5,534,566
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,135,649	8,769,915
Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(9,692)
Class I	(33,442)	(318,978)
Net realized gain on investments:
Class A	(35,869)	(197,525)
Class C	(5,246)	(33,311)
Class I	(415,404)	(2,865,839)
Total Dividends	(489,961)	(3,425,345)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,366,592	592,597
Class C	113,937	131,054
Class I	128,703	1,400,443
Dividends reinvested:
Class A	30,811	174,697
Class C	1,695	10,902
Class I	353,698	2,470,822
Cost of shares redeemed:
Class A	(280,668)	(260,767)
Class C	(13,702)	(32,863)
Class I	(3,356,378)	(8,557,051)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,655,312)	(4,070,166)
Total Increase (Decrease) in Net Assets	(9,624)	1,274,404
Net Assets ($):
Beginning of Period	28,548,662	27,274,258
End of Period	28,539,038	28,548,662
Undistributed investment income—net	42,373	35,123

14

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	153,299	68,981
Shares issued for dividends reinvested	3,368	20,037
Shares redeemed	(31,376)	(30,816)
Net Increase (Decrease) in Shares Outstanding	125,291	58,202
Class Ca
Shares sold	12,837	16,326
Shares issued for dividends reinvested	188	1,267
Shares redeemed	(1,587)	(3,529)
Net Increase (Decrease) in Shares Outstanding	11,438	14,064
Class I
Shares sold	14,059	168,335
Shares issued for dividends reinvested	37,829	279,298
Shares redeemed	(365,058)	(986,197)
Net Increase (Decrease) in Shares Outstanding	(313,170)	(538,564)

a During the period ended December 31, 2013, 418 Class C shares representing $3,481 were exchanged for 413
Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	8.96		7.44	6.50	6.84	5.94	4.40
Investment Operations:
Investment income (loss)—net[a]	.00	[b]	.02	.02	(.02)	(.01)	.01
Net realized and unrealized
gain (loss) on investments	.70		2.61	.92	(.30)	.92	1.53
Total from Investment Operations	.70		2.63	.94	(.32)	.91	1.54
Distributions:
Dividends from
investment income—net	—		(.06)	—	(.02)	(.02)	—
Dividends from net realized
gain on investments	(.15)		(1.05)	—	—	—	—
Total Distributions	(.15)		(1.11)	—	(.02)	(.02)	—
Settlement payment from
unaffiliated third party	—		—	—	—	.01	—
Net asset value, end of period	9.51		8.96	7.44	6.50	6.84	5.94
Total Return (%)[c]	7.88	[d]	36.02	14.46	(4.73)	15.60 [e]	35.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.55	[f]	1.50	1.57	1.47	1.66	2.37
Ratio of net expenses
to average net assets	1.15	[f]	1.19	1.49	1.47	1.51	1.47
Ratio of net investment income
(loss) to average net assets	.11	[f]	.29	.28	(.24)	(.13)	.12
Portfolio Turnover Rate	38.63	[d]	76.66	61.52	58.58	63.42	82.53
Net Assets, end of period
($ x 1,000)	3,212		1,906	1,149	670	475	279

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e If settlement payment from unaffiliated third party was not made, total return would have been 15.43%.
f Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2014				Year Ended December 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	8.82		7.34	6.45	6.83	5.95	4.43
Investment Operations:
Investment (loss)—net[a]	(.03)		(.04)	(.04)	(.07)	(.05)	(.03)
Net realized and unrealized
gain (loss) on investments	.68		2.57	.93	(.31)	.93	1.55
Total from Investment Operations	.65		2.53	.89	(.38)	.88	1.52
Distributions:
Dividends from
investment income—net	—		—	—	—	(.01)	—
Dividends from net realized
gain on investments	(.15)		(1.05)	—	—	—	—
Total Distributions	(.15)		(1.05)	—	—	(.01)	—
Settlement payment from
unaffiliated third party	—		—	—	—	.01	—
Net asset value, end of period	9.32		8.82	7.34	6.45	6.83	5.95
Total Return (%)[b]	7.56	[c]	34.92	13.80	(5.56)	15.10 [d]	34.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.40	[e]	2.31	2.57	2.42	2.16	2.06
Ratio of net expenses
to average net assets	1.90	[e]	1.90	2.26	2.25	2.16	2.06
Ratio of net investment (loss)
to average net assets	(.65)[e]		(.42)	(.51)	(1.02)	(.81)	(.48)
Portfolio Turnover Rate	38.63	[c]	76.66	61.52	58.58	63.42	82.53
Net Assets, end of period
($ x 1,000)	439		315	159	209	52	83

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d If settlement payment from unaffiliated third party was not made, total return would have been 14.76%.
e Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	9.16		7.61	6.64	6.97	6.03	4.44
Investment Operations:
Investment income—net[a]	.01		.05	.05	.02	.03	.04
Net realized and unrealized
gain (loss) on investments	.71		2.66	.94	(.31)	.94	1.55
Total from Investment Operations	.72		2.71	.99	(.29)	.97	1.59
Distributions:
Dividends from
investment income—net	(.01)		(.11)	(.02)	(.04)	(.04)	—
Dividends from net realized
gain on investments	(.15)		(1.05)	—	—	—	—
Total Distributions	(.16)		(1.16)	(.02)	(.04)	(.04)	—
Settlement payment from
unaffiliated third party	—		—	—	—	.01	—
Net asset value, end of period	9.72		9.16	7.61	6.64	6.97	6.03
Total Return (%)	7.96	[b]	36.40	14.93	(4.23)	16.34 [c]	35.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.18	[d]	1.14	1.11	1.00	.92	.88
Ratio of net expenses
to average net assets	.90	[d]	.93	1.05	.97	.88	.87
Ratio of net investment income
to average net assets	.32	[d]	.55	.64	.24	.47	.75
Portfolio Turnover Rate	38.63	[b]	76.66	61.52	58.58	63.42	82.53
Net Assets, end of period
($ x 1,000)	24,888		26,328	25,967	38,356	56,083	91,803

a Based on average shares outstanding at each month end.
b Not annualzed.
c If settlement payment from unaffiliated third party was not made, total return would have been 16.18%.
d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	27,209,215	—	—	27,209,215
Equity Securities—
Foreign
Common Stocks†	1,007,828	—	—	1,007,828
Mutual Funds	515,023	—	—	515,023

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

22

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of New York Mellon earned $304 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2013	($)	Purchases ($)	Sales ($)	6/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	135,292		2,521,723	2,636,385	20,630.1
Dreyfus
Institutional
Cash
Advantage
Fund	55,575		5,680,571	5,241,753	494,393		1.7
Total	190,867		8,202,294	7,878,138	515,023		1.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually,

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $1,274,249 and long-term capital gains $2,151,096.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion

24

of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, from January 1, 2014 through May 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertakings, amounted to $40,577 during the period ended June 30, 2014.

During the period ended June 30, 2014, the Distributor retained $1,337 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2014, Class C shares were charged $1,259 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2014, Class A and Class C shares were charged $2,868 and $419, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $3,931 for transfer agency services and $210 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $18.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $5,695 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

26

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $16,237, Distribution Plan fees $256, Shareholder Services Plan fees $733, custodian fees $3,455, Chief Compliance Officer fees $2,209 and transfer agency fees $1,867, which are offset against an expense reimbursement currently in effect in the amount of $5,496.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $10,738,395 and $13,022,631, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $8,316,913, consisting of $8,406,067 gross unrealized appreciation and $89,154 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

28

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group medians for all periods, except for the ten-year period when it was below the Performance Group median, and above the Performance Universe medians for the one- and two-year periods and below the Performance Universe medians for the other periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2015, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

30

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

32

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 21, 2014

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)